Long-term deposit	9 Months Ended
Sep. 30, 2022
Long-term deposit
Long-term deposit

5.            Long-term deposit

	September 30, 2022	December 31, 2021
Security deposit	$1,161,000	$1,161,000
Deposit for facility construction and equipment	186,392	—
	$1,347,392	$1,161,000

As of September 30, 2022, a deposit amount of $186,392 (December 31, 2021 - $Nil) was made for purchasing of equipment and Mesa facility construction.